Net Financial Result	12 Months Ended
Dec. 31, 2018
Net Financial Result
Net Financial Result

26.   Net Financial Result

	12/31/2018	12/31/2017	12/31/2016

Income from financial investments	442,378	285,888	333,168
Other financial income	17,329	19,890	48,636
Total financial income	459,707	305,778	381,804

Loan interest expenses	(1,075,567)	(1,035,986)	(991,796)
Other interest expenses	(120,991)	(108,410)	(104,023)
Other financial expenses	(303,816)	(74,080)	(60,385)
Total financial expenses	(1,500,374)	(1,218,476)	(1,156,204)

Monetary and exchange variations on loans and financing	(1,311,061)	(163,418)	1,619,202
Monetary and exchange variations on other assets and liabilities	244,411	(15,995)	(251,921)
Monetary and exchange variation, net	(1,066,650)	(179,413)	1,367,281

Derivative gain (loss)	(2,735,196)	73,271	528,839

Financial income	459,707	379,049	2,277,924
Financial expenses	(5,302,220)	(1,397,889)	(1,156,204)
Financial result, net	(4,842,513)	(1,018,840)	1,121,720